UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.            REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Putnam High Yield Bond Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 30, 2011

Moody’s Rating	% of Portfolio Investments
AAA	75.01%
AA	4.05%
A	6.77%
BAA	9.38%
BA	0.19%
B	0.23%
Withdrawn Rating	0.11%
Not Rated	1.29%
P-1	2.29%
Short Term Investments	0.68%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/11)	Ending Account Value (06/30/11)	Expenses Paid During Period* (01/01/11 - 06/30/11)

Actual	$1,000.00	$1,040.20	$5.61

Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$5.57

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Putnam High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.66%
105,000	Alliant Techsystems Inc	116,681
	3.00% August 15, 2024
50,000	BE Aerospace Inc	52,375
	6.88% October 1, 2020
305,000	Kratos Defense & Security Solutions Inc *	321,775
	10.00% June 1, 2017
110,000	Kratos Defense & Security Solutions Inc	116,050
	10.00% June 1, 2017
145,000	TransDigm Inc *	152,250
	7.75% December 15, 2018
		$759,131

Air Freight --- 0.18%
195,000	AMGH Merger Sub Inc * ~	205,725
	9.25% November 1, 2018
		$205,725

Auto Parts & Equipment --- 1.36%
60,000	Allison Transmission Inc * ~	58,350
	7.13% May 15, 2019
143,000	American Axle & Manufacturing Inc *	155,870
	9.25% January 15, 2017
15,000	American Axle & Manufacturing Inc †	15,000
	7.88% March 1, 2017
105,000	American Axle & Manufacturing Inc	103,688
	5.25% February 11, 2014
145,000	Delphi Corp *	143,187
	6.13% May 15, 2021
75,000	Exide Technologies *	78,000
	8.63% February 1, 2018
28,000	Goodyear Tire & Rubber Co	31,500
	10.50% May 15, 2016
130,000	Pittsburgh Glass Works LLC * ~	133,575
	8.50% April 15, 2016
45,000	Tenneco Inc	47,138
	7.75% August 15, 2018
95,000	Tenneco Inc †	96,662
	6.88% December 15, 2020
5,000	Tenneco Inc	5,262
	8.13% November 15, 2015
485,000	TRW Automotive Inc * ~	538,350
	7.25% March 15, 2017
150,000	Visteon Corp *	144,750
	6.75% April 15, 2019
		$1,551,332

Automobiles --- 0.37%
295,000	Chrysler Group LLC *	289,100
	8.25% June 15, 2021
75,000	Ford Motor Co	128,531
	4.25% November 15, 2016
145,000	General Motors Corp	3,625
	0.00% July 15, 2023
120,000	General Motors Corp	3,000
	0.00% July 15, 2033
		$424,256

Bank Loans --- 5.30%
55,000	American Rock Salt Co	54,863
	4.52% April 25, 2017
103,564	Ardent Health Services LLC ‡	103,596
	5.46% July 19, 2015
24,777	Avaya Inc ‡	23,820
	2.75% October 26, 2014
184,075	BOC Edwards TLB	183,308
	4.25% May 30, 2016
74,625	Burger King Holdings Inc	74,385
	3.27% October 30, 2016
289,275	Burlington Coat Factory Warehouse Corp ‡	288,226
	5.01% February 23, 2017
59,100	Caesars Entertainment Operating Co Inc ‡	61,572
	7.78% October 31, 2016
50,000	Caesars Entertainment Operating Co Inc ‡	44,833
	3.30% January 28, 2015
83,696	Cengage Learning Acquisitions Inc ‡	75,072
	3.00% July 3, 2014
183,715	Claire’s Stores Inc ‡	167,104
	3.15% May 29, 2014
561,769	Clear Channel Communications Inc ‡	473,291
	4.83% January 29, 2016
45,288	CNO Financial Group Inc	45,401
	5.25% September 30, 2016
184,538	CPG International Inc ‡	184,307
	4.75% February 18, 2017
110,000	Del Monte Corp ‡	109,639
	3.25% March 8, 2018
174,563	Emergency Medical Services Corp	173,846
	4.05% April 5, 2018
90,000	Exopack LLC	89,775
	5.27% May 6, 2017
149,625	Frac Tech International LLC	149,274
	5.02% April 19, 2016
82,698	Golden Nugget Inc	72,223
	2.27% June 30, 2014
47,074	Golden Nugget Inc ‡	41,111
	2.02% June 30, 2014
123,975	Goodman Global Inc ‡	124,182
	4.30% October 28, 2016
40,000	Goodman Global Inc ‡	41,017
	7.25% October 6, 2017
60,000	Grifols SA	60,213
	4.50% June 4, 2016

83,513	HUB International Holdings Inc ‡	83,366
	5.02% June 13, 2014
20,997	HUB International Holdings Inc ‡	20,349
	2.50% June 13, 2014
93,408	HUB International Holdings Inc ‡	90,528
	2.75% June 13, 2014
45,000	Huish Detergents Inc ‡	37,650
	4.52% October 26, 2014
259,350	IASIS Healthcare	258,961
	4.02% May 3, 2018
118,109	Ineos US Finance LLC	121,985
	4.90% December 16, 2013
120,088	Ineos US Finance LLC	124,028
	5.40% December 16, 2014
165,000	iStar Financial Inc	163,851
	6.00% June 30, 2014
185,000	J Crew Group Inc	177,623
	3.77% January 26, 2018
70,000	KAR Auction Services Inc	70,131
	4.00% May 31, 2017
236,420	Motor City TLB	239,006
	5.27% February 1, 2017
155,000	Neiman Marcus Group Inc	152,886
	3.77% April 25, 2018
54,862	Nortek Inc ~	54,862
	4.29% April 12, 2017
70,000	Octavius TLB	70,385
	8.26% February 24, 2017
375,000	Realogy Corp	395,625
	13.81% October 15, 2017
235,000	Revlon Consumer Products	235,000
	3.76% November 19, 2017
97,794	Six Flags Exit	98,202
	4.25% June 30, 2016
165,000	Springleaf Finance Corporation	161,528
	4.52% April 28, 2017
60,000	SRAM Corp	60,000
	7.26% November 12, 2018
770,119	Texas Competitive Electric Holdings Co LLC ‡ ~	599,730
	3.79% October 10, 2017
208,154	Univision Communications Inc ‡	198,787
	4.52% March 31, 2017
		$6,055,541

Banks --- 0.52%
105,000	BAC Capital Trust VI	90,461
	5.63% March 8, 2035
230,000	CIT Group Inc *	239,775
	6.63% April 1, 2018
295,000	Regions Financing Trust II ‡	262,550
	6.63% May 15, 2047
		$592,786

Biotechnology --- 0.26%
250,000	Elan Finance PLC	262,813
	8.75% October 15, 2016

31,000	Talecris Biotherapeutics Holdings Corp	35,143
	7.75% November 15, 2016
		$297,956

Broadcast/Media --- 5.57%
115,000	Affinion Group Inc *	115,000
	11.63% November 15, 2015
210,000	Affinion Group Inc	216,825
	11.50% October 15, 2015
215,000	Affinion Group Inc *	201,025
	7.88% December 15, 2018
295,000	AMC Entertainment Inc *	301,638
	9.75% December 1, 2020
50,000	AMC Entertainment Inc †	50,125
	8.00% March 1, 2014
85,000	AMC Networks Inc *	88,825
	7.75% July 15, 2021
50,000	Bresnan Broadband Holdings LLC *	51,562
	8.00% December 15, 2018
325,000	Cablevision Systems Corp	352,219
	8.63% September 15, 2017
80,000	Cablevision Systems Corp	85,300
	7.75% April 15, 2018
45,000	Cablevision Systems Corp †	48,262
	8.00% April 15, 2020
121,430	CCH II LLC ‡‡	142,984
	13.50% November 30, 2016
175,000	CCO Holdings LLC	172,594
	6.50% April 30, 2021
340,000	CCO Holdings LLC	358,275
	7.88% April 30, 2018
120,000	CCO Holdings LLC	123,600
	7.00% January 15, 2019
500,000	Cequel Communications Holdings I LLC * ~	520,000
	8.63% November 15, 2017
80,000	Cinemark USA Inc	87,600
	8.63% June 15, 2019
40,000	Cinemark USA Inc *	39,800
	7.38% June 15, 2021
110,000	Clear Channel Communications Inc *	105,325
	9.00% March 1, 2021
125,000	Clear Channel Communications Inc	112,812
	10.75% August 1, 2016
170,000	Clear Channel Communications Inc †	148,750
	5.50% September 15, 2014
340,000	Clear Channel Worldwide Holdings Inc	370,438
	9.25% December 15, 2017
40,000	CMP Susquehanna Corp * ^ ~	30,582
	0.46% May 15, 2014
40,000	CSC Holdings LLC	43,200
	8.50% June 15, 2015
195,000	Cumulus Media Inc *	188,175
	7.75% May 1, 2019
65,000	DISH DBS Corp	68,575
	7.13% February 1, 2016
185,000	DISH DBS Corp *	189,625
	6.75% June 1, 2021

230,000	DISH DBS Corp	248,112
	7.88% September 1, 2019
200,000	Gray Television Inc †	208,000
	10.50% June 29, 2015
150,000	Kabel BW Erste Beteiligungs GmbH * ~	153,000
	7.50% March 15, 2019
50,000	Lamar Media Corp	52,375
	7.88% April 15, 2018
60,000	Mediacom LLC †	63,300
	9.13% August 15, 2019
135,000	Nexstar Broadcasting Inc	142,088
	8.88% April 15, 2017
205,000	Regal Entertainment Group	212,175
	9.13% August 15, 2018
220,000	Univision Communications Inc * ~	219,450
	8.50% May 15, 2021
280,000	Univision Communications Inc * ~	287,000
	7.88% November 1, 2020
280,000	XM Satellite Radio Inc *	292,600
	7.63% November 1, 2018
95,000	XM Satellite Radio Inc *	139,650
	7.00% December 1, 2014
115,000	XM Satellite Radio Inc *	134,838
	13.00% August 1, 2013
		$6,365,704

Building Materials --- 1.63%
235,000	Associated Materials LLC *	234,413
	9.13% November 1, 2017
45,000	Building Materials Corp of America * ~	45,900
	6.88% August 15, 2018
75,000	Building Materials Corp of America * ~	75,375
	6.75% May 1, 2021
125,000	Building Materials Corp of America * ~	130,938
	7.00% February 15, 2020
135,000	Building Materials Corp of America *	142,087
	7.50% March 15, 2020
60,000	Masonite International Corp * ~	59,625
	8.25% April 15, 2021
75,000	Nortek Inc *	69,375
	8.50% April 15, 2021
175,000	Nortek Inc *	175,000
	10.00% December 1, 2018
395,000	Owens Corning Inc	471,786
	9.00% June 15, 2019
65,000	Ply Gem Industries Inc *	61,587
	8.25% February 15, 2018
260,000	Roofing Supply Group LLC * ~	259,675
	8.63% December 1, 2017
145,000	USG Corp *	142,825
	8.38% October 15, 2018
		$1,868,586

Chemicals --- 3.13%
25,000	Chemtura Corp *	26,188
	7.88% September 1, 2018
365,000	Ferro Corp	378,688
	7.88% August 15, 2018

155,000	Hexion US Finance Corp †	158,875
	9.00% November 15, 2020
100,000	Hexion US Finance Corp	104,000
	8.88% February 1, 2018
60,000	Huntsman International LLC	65,250
	8.63% March 15, 2021
250,000	Huntsman International LLC	272,500
	8.63% March 15, 2020
155,000	Ineos Group Holdings Ltd	218,593
	7.88% February 15, 2016
30,000	Kraton Polymers LLC	30,000
	6.75% March 1, 2019
739,786	Lyondell Chemical Co	828,560
	11.00% May 1, 2018
355,000	Momentive Performance Materials Inc	362,100
	9.00% January 15, 2021
200,000	Rhodia SA * ~	234,250
	6.88% September 15, 2020
100,000	Scotts Miracle-Gro Co *	102,250
	6.63% December 15, 2020
180,000	Solutia Inc †	195,300
	8.75% November 1, 2017
240,000	Solutia Inc	256,800
	7.88% March 15, 2020
100,000	Styrolution Group GMBH ~	142,115
	7.63% May 15, 2016
195,000	TPC Group LLC * ~	202,313
	8.25% October 1, 2017
		$3,577,782

Computer Hardware & Systems --- 0.21%
225,000	Seagate HDD Cayman *	236,250
	7.75% December 15, 2018
		$236,250

Computer Software & Services --- 0.42%
115,000	Eagle Parent Inc *	110,831
	8.63% May 1, 2019
170,000	SunGard Data Systems Inc	171,700
	7.63% November 15, 2020
190,000	SunGard Data Systems Inc	196,650
	10.25% August 15, 2015
		$479,181

Containers --- 0.96%
125,000	Berry Plastics Corp ‡	116,250
	4.12% September 15, 2014
20,000	Berry Plastics Corp	19,350
	9.75% January 15, 2021
115,000	Berry Plastics Corp	114,138
	9.50% May 15, 2018
210,000	Crown Americas LLC *	212,100
	6.25% February 1, 2021
145,000	Exopack Holding Corp *	143,912
	10.00% June 1, 2018
95,000	Graham Packaging Co LP	105,925
	8.25% January 1, 2017

155,000	Pregis Corp	153,644
	12.38% October 15, 2013
235,000	Smurfit Kappa Treasury Funding Ltd	226,775
	7.50% November 20, 2025
		$1,092,094

Cosmetics & Personal Care --- 0.20%
130,000	Elizabeth Arden Inc	135,363
	7.38% March 15, 2021
85,000	Revlon Consumer Products Corp	91,375
	9.75% November 15, 2015
		$226,738

Electric Companies --- 1.07%
215,000	Edison Mission Energy	158,025
	7.63% May 15, 2027
265,000	Edison Mission Energy	266,656
	7.50% June 15, 2013
100,000	Energy Future Holdings Corp	106,146
	10.00% January 15, 2020
184,000	Energy Future Intermediate Holding Co LLC	196,228
	10.00% December 1, 2020
100,000	Mirant Americas Generation LLC	102,500
	8.50% October 1, 2021
70,000	NV Energy Inc	73,492
	6.25% November 15, 2020
20,000	PNM Resources Inc	22,300
	9.25% May 15, 2015
150,000	Texas Competitive Electric Holdings Co LLC *	147,375
	11.50% October 1, 2020
223,898	Texas Competitive Electric Holdings Co LLC †	145,534
	10.50% November 1, 2016
		$1,218,256

Electronic Instruments & Equipment --- 0.73%
335,000	Legrand France SA	420,087
	8.50% February 15, 2025
300,000	NXP BV *	336,000
	9.75% August 1, 2018
75,000	Polypore International Inc	79,312
	7.50% November 15, 2017
		$835,399

Electronics - Semiconductor --- 0.79%
35,000	Advanced Micro Devices Inc	36,050
	7.75% August 1, 2020
60,000	Advanced Micro Devices Inc	62,700
	8.13% December 15, 2017
555,000	Freescale Semiconductor Inc * ~	627,150
	10.75% August 1, 2020
155,000	Freescale Semiconductor Inc *	167,012
	9.25% April 15, 2018
5,000	Freescale Semiconductor Inc *	5,550
	10.13% March 15, 2018
		$898,462

Engineering & Construction --- 0.07%
75,000	Vulcan Materials Co †	74,901
	7.50% June 15, 2021
		$74,901

Financial Services --- 5.59%
285,000	ABN Amro North American Holding Preferred Capital Repackage Trust I * ‡ ~	263,625
	6.52% Perpetual
195,000	Ally Financial Inc	203,775
	7.50% September 15, 2020
70,000	Ally Financial Inc	74,375
	8.00% March 15, 2020
95,000	Ally Financial Inc *	94,367
	6.25% December 1, 2017
35,000	BankAmerica Capital II	35,613
	8.00% December 15, 2026
881,526	CIT Group Inc * ~	879,322
	7.00% May 2, 2017
679,661	CIT Group Inc * ~	677,112
	7.00% May 2, 2016
52,796	CIT Group Inc * ~	52,862
	7.00% May 4, 2015
190,000	Community Choice Financial Inc *	192,850
	10.75% May 1, 2019
300,000	Dresdner Funding Trust I *	287,250
	8.15% June 30, 2031
370,000	Ford Motor Credit Co LLC	368,735
	5.00% May 15, 2018
200,000	Ford Motor Credit Co LLC	199,754
	5.75% February 1, 2021
265,000	Ford Motor Credit Co LLC	328,631
	12.00% May 15, 2015
90,000	GMAC Inc ~	96,300
	8.00% December 31, 2018
300,000	GMAC Inc	324,750
	8.00% November 1, 2031
55,000	GMAC LLC ‡	52,604
	2.45% December 1, 2014
320,000	Icahn Enterprises LP	324,800
	8.00% January 15, 2018
600,000	Interactive Data Corp *	654,000
	10.25% August 1, 2018
50,000	International Lease Finance Corp	48,853
	6.25% May 15, 2019
110,000	Leucadia National Corp	121,275
	8.13% September 15, 2015
90,000	Leucadia National Corp	93,375
	7.13% March 15, 2017
40,000	NB Capital Trust IV	40,850
	8.25% April 15, 2027
55,000	PHH Corp	60,156
	9.25% March 1, 2016
135,000	Pinnacle Foods Finance LLC	140,063
	9.25% April 1, 2015
850,000	Springleaf Finance Corp	779,875
	6.90% December 15, 2017
		$6,395,172

Food & Beverages --- 1.68%
175,000	Constellation Brands Inc	190,313
	7.25% May 15, 2017
220,000	Dean Foods Co * ~	233,750
	9.75% December 15, 2018
130,000	Dean Foods Co †	128,700
	7.00% June 1, 2016
45,000	Dole Food Co Inc *	47,137
	8.00% October 1, 2016
600,000	JBS USA LLC *	583,500
	7.25% June 1, 2021
50,000	JBS USA LLC	57,500
	11.63% May 1, 2014
55,000	Michael Foods Inc * ~	58,850
	9.75% July 15, 2018
230,000	Reddy Ice Corp	235,175
	11.25% March 15, 2015
215,000	Smithfield Foods Inc	249,400
	10.00% July 15, 2014
115,000	Tyson Foods Inc	136,562
	10.50% March 1, 2014
		$1,920,887

Foreign Banks --- 0.73%
275,000	HBOS Capital Funding LP * ‡ ~	237,875
	6.07% Perpetual
130,000	HBOS PLC * ~	125,104
	6.75% May 21, 2018
85,000	HBOS PLC * ~	64,787
	6.00% November 1, 2033
455,000	Royal Bank of Scotland Group PLC ‡	409,500
	7.65% Perpetual
		$837,266

Gold, Metals & Mining --- 2.69%
260,000	Atkore International Inc *	273,000
	9.88% January 1, 2018
200,000	Compass Minerals International Inc	218,500
	8.00% June 1, 2019
45,000	Edgen Murray Corp †	45,338
	12.25% January 15, 2015
255,000	FMG Resources August 2006 Pty Ltd * ~	258,825
	6.88% February 1, 2018
90,000	FMG Resources August 2006 Pty Ltd *	91,800
	7.00% November 1, 2015
190,000	Freeport-McMoRan Copper & Gold Inc	207,575
	8.38% April 1, 2017
75,000	JMC Steel Group * ~	76,125
	8.25% March 15, 2018
410,000	Novelis Inc	442,800
	8.75% December 15, 2020
120,000	Novelis Inc	120,750
	7.25% February 15, 2015
85,000	Ryerson Holding Corp §	44,200
	16.33% February 1, 2015
365,000	Ryerson Inc	387,812
	12.00% November 1, 2015

290,000	Steel Dynamics Inc †	306,675
	7.63% March 15, 2020
85,000	Steel Dynamics Inc	101,362
	5.13% June 15, 2014
80,000	Steel Dynamics Inc	81,600
	6.75% April 1, 2015
100,000	Teck Resources Ltd	119,500
	10.25% May 15, 2016
100,000	Thompson Creek Metals Co Inc * ~	98,000
	7.38% June 1, 2018
200,000	Tube City IMS Corp	206,500
	9.75% February 1, 2015
		$3,080,362

Health Care Related --- 4.06%
215,000	Aviv Healthcare Properties LP *	219,838
	7.75% February 15, 2019
205,000	Capella Healthcare Inc *	216,275
	9.25% July 1, 2017
430,000	Community Health Systems Inc	442,900
	8.88% July 15, 2015
30,000	DaVita Inc	30,525
	6.63% November 1, 2020
90,000	DaVita Inc	91,125
	6.38% November 1, 2018
365,000	HCA Holdings Inc *	378,687
	7.75% May 15, 2021
220,000	HCA Inc	243,100
	8.50% April 15, 2019
65,000	HCA Inc	68,981
	9.25% November 15, 2016
841,000	HCA Inc	894,614
	9.63% November 15, 2016
115,000	Health Management Associates Inc	119,313
	6.13% April 15, 2016
360,000	IASIS Healthcare LLC *	355,500
	8.38% May 15, 2019
55,000	Kindred Healthcare Inc *	54,725
	8.25% June 1, 2019
85,000	Multiplan Inc * ~	90,312
	9.88% September 1, 2018
37,000	Select Medical Corp	36,630
	7.63% February 1, 2015
70,000	Surgical Care Affiliates Inc * ~	72,275
	10.00% July 15, 2017
218,100	Surgical Care Affiliates Inc * ~	224,098
	8.88% July 15, 2015
355,000	Tenet Healthcare Corp	391,831
	8.88% July 1, 2019
100,000	Tenet Healthcare Corp	101,625
	8.00% August 1, 2020
140,000	Tenet Healthcare Corp	150,150
	9.00% May 1, 2015
100,000	Tenet Healthcare Corp	113,625
	10.00% May 1, 2018
85,000	United Surgical Partners International Inc	88,825
	8.88% May 1, 2017

120,000	US Oncology Inc ^ §§	0
	0.00% August 15, 2017
395,000	Vanguard Health Systems Inc §	260,206
	5.32% February 1, 2016
		$4,645,160

Homebuilding --- 1.03%
75,000	Beazer Homes USA Inc *	64,500
	9.13% May 15, 2019
65,000	Beazer Homes USA Inc	56,062
	9.13% June 15, 2018
115,000	Beazer Homes USA Inc	102,063
	6.88% July 15, 2015
325,000	M/I Schottenstein Homes Inc	319,719
	8.63% November 15, 2018
145,000	Pulte Group Inc	132,675
	7.88% June 15, 2032
175,000	Pulte Group Inc	181,125
	7.63% October 15, 2017
45,000	Standard Pacific Corp †	44,100
	8.38% January 15, 2021
245,000	Standard Pacific Corp	277,462
	10.75% September 15, 2016
		$1,177,706

Hotels/Motels --- 0.71%
300,000	Boyd Gaming Corp * ~	305,250
	9.13% December 1, 2018
225,000	Travelport LLC	200,813
	9.00% March 1, 2016
60,000	Travelport LLC †	51,600
	11.88% September 1, 2016
280,000	Travelport LLC †	257,600
	9.88% September 1, 2014
		$815,263

Household Goods --- 0.91%
125,000	Central Garden & Pet Co	129,063
	8.25% March 1, 2018
30,000	Jarden Corp	32,550
	8.00% May 1, 2016
225,000	Jarden Corp	233,719
	7.50% May 1, 2017
50,000	Jarden Corp	72,870
	7.50% January 15, 2020
67,000	Libbey Glass Inc	72,695
	10.00% February 15, 2015
98,000	Sealy Mattress Co *	108,780
	10.88% April 15, 2016
80,000	Spectrum Brands Inc * ~	87,600
	9.50% June 15, 2018
272,800	Spectrum Brands Inc	301,444
	12.00% August 28, 2019
		$1,038,721

Independent Power Producer --- 2.12%
130,000	AES Corp *	131,950
	7.38% July 1, 2021

305,000	AES Corp	323,300
	8.00% October 15, 2017
125,000	Calpine Corp * ~	127,500
	7.50% February 15, 2021
210,000	Calpine Corp *	219,450
	7.88% July 31, 2020
250,000	Calpine Corp *	253,750
	7.25% October 15, 2017
590,000	Dynegy Holdings Inc	429,225
	7.75% June 1, 2019
255,000	GenOn Energy Inc †	266,475
	9.88% October 15, 2020
25,000	GenOn Energy Inc †	26,000
	9.50% October 15, 2018
575,000	NRG Energy Inc *	573,563
	7.88% May 15, 2021
65,000	NRG Energy Inc	68,087
	7.38% January 15, 2017
		$2,419,300

Insurance Related --- 0.52%
175,000	American International Group Inc ‡	191,205
	8.18% May 15, 2058
235,000	CNO Financial Group Inc *	249,100
	9.00% January 15, 2018
40,000	ING Groep NV ‡	36,800
	5.78% Perpetual
25,000	Liberty Mutual Group Inc * ‡ ~	33,187
	10.75% June 15, 2058
35,000	Liberty Mutual Group Inc * ‡ ~	33,443
	7.00% March 15, 2037
50,000	Liberty Mutual Group Inc * ~	49,875
	7.80% March 15, 2037
		$593,610

Investment Bank/Brokerage Firm --- 0.83%
145,000	E*TRADE Financial Corp	142,100
	6.75% June 1, 2016
149,000	E*TRADE Financial Corp	174,330
	12.50% November 30, 2017
310,000	Nuveen Investments Inc †	316,975
	10.50% November 15, 2015
45,000	Offshore Group Investments Ltd *	48,938
	11.50% August 1, 2015
245,000	Offshore Group Investments Ltd	266,437
	11.50% August 1, 2015
		$948,780

Leisure & Entertainment --- 3.69%
253,000	American Casino & Entertainment Properties LLC	264,385
	11.00% June 15, 2014
190,000	Ameristar Casinos Inc *	195,938
	7.50% April 15, 2021
95,000	Cedar Fair LP	101,413
	9.13% August 1, 2018
265,000	CityCenter Holdings LLC *	287,525
	10.75% January 15, 2017

185,000	Fontainebleau Las Vegas Holdings LLC * ~ ** @	92
	10.25% June 15, 2015
625,000	Harrah’s Operating Co Inc	564,063
	10.00% December 15, 2018
560,000	Harrah’s Operating Co Inc	618,100
	11.25% June 1, 2017
40,000	Harrah’s Operating Co Inc	40,600
	10.00% December 15, 2015
285,000	Isle of Capri Casinos Inc *	287,850
	7.75% March 15, 2019
270,000	Isle of Capri Casinos Inc †	267,637
	7.00% March 1, 2014
175,000	MGM Resorts International	191,625
	9.00% March 15, 2020
85,000	MGM Resorts International	96,475
	10.38% May 15, 2014
70,000	MGM Resorts International	65,625
	6.88% April 1, 2016
310,000	MTR Gaming Group Inc	320,463
	12.63% July 15, 2014
50,000	Penn National Gaming Inc	54,375
	8.75% August 15, 2019
275,000	Pinnacle Entertainment Inc	295,281
	8.63% August 1, 2017
975,000	Station Casinos Inc ** @	97
	6.50% February 1, 2014
80,000	Sugarhouse HSP Gaming Prop Mezz LP * ~	82,400
	8.63% April 15, 2016
50,000	Universal City Development Partners Ltd	55,625
	8.88% November 15, 2015
60,000	Wynn Las Vegas LLC	65,175
	7.75% August 15, 2020
339,000	Yonkers Racing Corp * ~	367,815
	11.38% July 15, 2016
		$4,222,559

Machinery --- 1.19%
270,000	Altra Holdings Inc	291,600
	8.13% December 1, 2016
190,000	Briggs & Stratton Corp	201,400
	6.88% December 15, 2020
145,000	Meritor Inc	138,475
	4.00% February 15, 2027
15,000	Mueller Water Products Inc	16,238
	8.75% September 1, 2020
225,000	Navistar International Corp	240,750
	8.25% November 1, 2021
315,000	Thermadyne Holdings Corp *	329,175
	9.00% December 15, 2017
140,000	Trinity Industries Inc	146,125
	3.88% June 1, 2036
		$1,363,763

Manufacturing --- 0.07%
75,000	Griffon Corp *	75,281
	7.13% April 1, 2018
		$75,281

Medical Products --- 0.33%
200,000	Biomet Inc	218,000
	10.00% October 15, 2017
155,000	Teleflex Inc	156,937
	6.88% June 1, 2019
		$374,937

Miscellaneous --- 1.84%
80,000	ARAMARK Holdings Corp *	81,400
	8.63% May 1, 2016
100,000	Brickman Group Holdings Inc * ~	100,750
	9.13% November 1, 2018
321,050	Ceridian Corp	325,866
	12.25% November 15, 2015
190,000	Ceridian Corp	190,000
	11.25% November 15, 2015
135,000	Iron Mountain Inc	141,750
	8.38% August 15, 2021
30,000	Iron Mountain Inc	31,050
	8.00% June 15, 2020
45,000	Prestige Brands Inc *	47,138
	8.25% April 1, 2018
140,000	Prestige Brands Inc *	146,650
	8.25% April 1, 2018
50,000	Reynolds Group Issuer Inc *	52,125
	8.50% October 15, 2016
160,000	Reynolds Group Issuer Inc * ~	158,000
	9.00% April 15, 2019
250,000	Reynolds Group Issuer Inc *	248,125
	7.13% April 15, 2019
80,000	United Rentals North America Inc	81,000
	8.38% September 15, 2020
45,000	United Rentals North America Inc	48,825
	9.25% December 15, 2019
200,000	Yankee Candle Co Inc †	206,000
	8.50% February 15, 2015
245,000	YCC Holdings LLC *	245,612
	10.25% February 15, 2016
		$2,104,291

Office Equipment & Supplies --- 0.06%
65,000	ACCO Brands Corp	72,556
	10.63% March 15, 2015
		$72,556

Oil & Gas ---10.91%
155,000	Alpha Natural Resources Inc	154,613
	6.00% June 1, 2019
145,000	Alpha Natural Resources Inc	145,725
	6.25% June 1, 2021
310,000	Anadarko Finance Co	358,071
	7.50% May 1, 2031
75,000	Anadarko Petroleum Corp	84,419
	5.95% September 15, 2016
150,000	Anadarko Petroleum Corp	171,950
	6.38% September 15, 2017
50,000	Anadarko Petroleum Corp	50,675
	6.20% March 15, 2040

195,000	Arch Coal Inc *	194,513
	7.00% June 15, 2019
195,000	Arch Coal Inc	198,412
	7.25% October 1, 2020
76,000	Arch Western Finance LLC	76,095
	6.75% July 1, 2013
55,000	ATP Oil & Gas Corp	55,825
	11.88% May 1, 2015
150,000	Brigham Exploration Co *	149,250
	6.88% June 1, 2019
95,000	Brigham Exploration Co	103,550
	8.75% October 1, 2018
240,000	Carrizo Oil & Gas Inc	247,200
	8.63% October 15, 2018
495,000	Chaparral Energy Inc	534,600
	9.88% October 1, 2020
20,000	Chaparral Energy Inc	20,700
	8.88% February 1, 2017
200,000	Chesapeake Energy Corp	232,000
	9.50% February 15, 2015
80,000	Chesapeake Midstream Partners LP *	79,000
	5.88% April 15, 2021
95,000	Complete Production Services Inc	99,275
	8.00% December 15, 2016
73,710	Compton Petroleum Finance Corp	53,440
	10.00% September 15, 2017
90,000	Comstock Resources Inc	94,500
	8.38% October 15, 2017
215,000	Concho Resources Inc	215,537
	6.50% January 15, 2022
55,000	Consol Energy Inc *	54,725
	6.38% March 1, 2021
430,000	Consol Energy Inc	468,700
	8.25% April 1, 2020
160,000	Consol Energy Inc	174,400
	8.00% April 1, 2017
430,000	Crosstex Energy LP	457,950
	8.88% February 15, 2018
195,000	Denbury Resources Inc	212,550
	8.25% February 15, 2020
90,000	Denbury Resources Inc	90,000
	6.38% August 15, 2021
360,000	El Paso Corp	418,778
	7.75% January 15, 2032
100,000	El Paso Corp	116,705
	7.80% August 1, 2031
285,000	Energy Transfer Equity LP	302,100
	7.50% October 15, 2020
395,000	EXCO Resources Inc	384,137
	7.50% September 15, 2018
145,000	Forbes Energy Services Ltd *	142,825
	9.00% June 15, 2019
195,000	Forest Oil Corp	211,575
	8.50% February 15, 2014
130,000	Forest Oil Corp	132,600
	7.25% June 15, 2019
115,000	Frac Tech Services LLC *	116,725
	7.13% November 15, 2018

435,000	Goodrich Petroleum Corp *	435,000
	8.88% March 15, 2019
525,000	Helix Energy Solutions Group Inc *	540,750
	9.50% January 15, 2016
90,000	Hercules Offshore Inc *	94,050
	10.50% October 15, 2017
75,000	James River Escrow Inc *	74,250
	7.88% April 1, 2019
170,000	Key Energy Services Inc	170,000
	6.75% March 1, 2021
260,000	Laredo Petroleum Inc *	274,300
	9.50% February 15, 2019
150,000	MEG Energy Corp *	150,750
	6.50% March 15, 2021
215,000	Milagro Oil & Gas * ~	202,100
	10.50% May 15, 2016
165,000	Newfield Exploration Co	175,312
	6.88% February 1, 2020
305,000	Newfield Exploration Co	314,913
	6.63% April 15, 2016
130,000	OPTI Canada Inc *	129,025
	9.75% August 15, 2013
5,000	OPTI Canada Inc *	5,025
	9.00% December 15, 2012
400,000	OPTI Canada Inc †	166,000
	8.25% December 15, 2014
105,000	OPTI Canada Inc	43,050
	7.88% December 15, 2014
105,000	Peabody Energy Corp	112,875
	6.50% September 15, 2020
395,000	Peabody Energy Corp	446,350
	7.38% November 1, 2016
240,000	Petroleum Development Corp	266,400
	12.00% February 15, 2018
245,000	Plains Exploration & Production Co	275,625
	10.00% March 1, 2016
170,000	Plains Exploration & Production Co	175,100
	7.00% March 15, 2017
235,000	Quicksilver Resources Inc	269,075
	11.75% January 1, 2016
65,000	Quicksilver Resources Inc	68,494
	8.25% August 1, 2015
45,000	Range Resources Corp	46,575
	6.75% August 1, 2020
250,000	Rosetta Resources Inc	276,875
	9.50% April 15, 2018
170,000	Sabine Pass LNG LP	174,250
	7.50% November 30, 2016
300,000	SandRidge Energy Inc *	306,000
	8.00% June 1, 2018
45,000	SandRidge Energy Inc *	45,563
	7.50% March 15, 2021
80,000	SM Energy Co *	80,200
	6.63% February 15, 2019
190,000	Thermon Industries Inc	203,775
	9.50% May 1, 2017
55,000	Unit Corp	55,000
	6.63% May 15, 2021

95,000	Whiting Petroleum Corp	102,125
	7.00% February 1, 2014
167,000	Williams Cos Inc	194,921
	7.75% June 15, 2031
		$12,476,848

Paper & Forest Products --- 0.66%
90,000	Catalyst Paper Corp * ~	76,950
	11.00% December 15, 2016
110,000	Georgia-Pacific LLC *	124,692
	8.25% May 1, 2016
180,000	NewPage Corp †	167,850
	11.38% December 31, 2014
225,000	PE Paper Escrow GmbH *	254,250
	12.00% August 1, 2014
45,000	Verso Paper Holdings LLC	47,925
	11.50% July 1, 2014
65,000	Verso Paper Holdings LLC *	57,850
	8.75% February 1, 2019
25,000	Verso Paper Holdings LLC ‡	23,062
	4.02% August 1, 2014
		$752,579

Personal Loans --- 1.35%
230,000	ACE Cash Express Inc * ~	230,575
	11.00% February 1, 2019
80,000	American General Finance Corp	79,000
	5.85% June 1, 2013
90,000	American General Finance Corp	89,550
	4.88% July 15, 2012
105,000	General Motors Financial Co Inc *	105,263
	6.75% June 1, 2018
250,000	National Money Mart Co	274,375
	10.38% December 15, 2016
55,000	SLM Corp	59,059
	8.00% March 25, 2020
645,000	SLM Corp	707,960
	8.45% June 15, 2018
		$1,545,782

Pharmaceuticals --- 0.96%
600,000	ConvaTec Healthcare E SA * ~	621,000
	10.50% December 15, 2018
125,000	Endo Pharmaceuticals Holdings Inc *	128,125
	7.00% July 15, 2019
250,000	Giant Funding Corp *	260,625
	8.25% February 1, 2018
50,000	Valeant Pharmaceuticals International *	49,000
	6.88% December 1, 2018
20,000	Valeant Pharmaceuticals International *	19,350
	7.00% October 1, 2020
20,000	Valeant Pharmaceuticals International *	19,600
	6.75% October 1, 2017
		$1,097,700

Printing & Publishing --- 0.70%
350,000	Cengage Learning Acquisitions Inc *	316,750
	10.50% January 15, 2015

25,000	Cenveo Corp *	24,563
	10.50% August 15, 2016
205,000	Cenveo Corp	198,850
	8.88% February 1, 2018
155,000	McClatchy Co	164,687
	11.50% February 15, 2017
90,000	Nielsen Finance LLC *	94,500
	7.75% October 15, 2018
		$799,350

Real Estate --- 1.61%
35,000	CB Richard Ellis Services Inc	35,962
	6.63% October 15, 2020
100,000	CB Richard Ellis Services Inc	115,875
	11.63% June 15, 2017
50,000	Digital Realty Trust LP *	75,844
	5.50% April 15, 2029
290,000	Felcor Lodging LP *	278,400
	6.75% June 1, 2019
245,000	Felcor Lodging LP	275,013
	10.00% October 1, 2014
110,000	MPT Operating Partnership LP *	108,075
	6.88% May 1, 2021
120,000	Omega Healthcare Investors Inc * ~	118,350
	6.75% October 15, 2022
50,000	Realogy Corp *	49,500
	7.88% February 15, 2019
190,000	Realogy Corp	192,850
	11.50% April 15, 2017
170,000	Realogy Corp	168,300
	10.50% April 15, 2014
45,000	Sabra Health Care LP	45,000
	8.13% November 1, 2018
60,000	Ventas Inc *	74,325
	3.88% November 15, 2011
290,000	Ventas Realty LP	305,439
	6.75% April 1, 2017
		$1,842,933

Restaurants --- 1.17%
600,000	Buffets Inc ^ §§ ‡‡	0
	12.50% November 1, 2014
175,000	Burger King Corp	186,375
	9.88% October 15, 2018
110,000	CKE Restaurants Inc †	120,175
	11.38% July 15, 2018
130,000	Dave & Buster’s Inc	139,100
	11.00% June 1, 2018
250,000	DineEquity Inc *	271,250
	9.50% October 30, 2018
38,000	Dunkin’ Brands Inc *	38,332
	9.63% December 1, 2018
50,000	Landry’s Restaurants Inc * ~	53,500
	11.63% December 1, 2015
65,000	Landry’s Restaurants Inc	69,550
	11.63% December 1, 2015
70,000	Roadhouse Financing Inc * ~	73,500
	10.75% October 15, 2017

350,000	Wendy’s/Arby’s Restaurants LLC	387,625
	10.00% July 15, 2016
		$1,339,407

Retail --- 3.91%
45,000	AutoNation Inc	46,913
	6.75% April 15, 2018
265,000	Bon-Ton Department Stores Inc	265,000
	10.25% March 15, 2014
225,000	Burlington Coat Factory Warehouse Corp *	222,750
	10.00% February 15, 2019
335,000	Claire’s Stores Inc *	313,225
	8.88% March 15, 2019
65,000	Ferrellgas LP *	61,425
	6.50% May 1, 2021
105,000	Giraffe Acquisition Corp *	98,700
	9.13% December 1, 2018
30,000	Harry & David Operations Corp	5,775
	9.00% March 1, 2013
40,000	Harry & David Operations Corp	7,300
	0.00% March 1, 2012
270,000	Inergy LP *	270,000
	6.88% August 1, 2021
175,000	Limited Brands Inc	178,937
	6.63% April 1, 2021
115,000	Macy’s Retail Holdings Inc	136,419
	8.13% July 15, 2015
270,000	Michaels Stores Inc	287,550
	11.38% November 1, 2016
150,000	Needle Merger Sub Corp * ~	151,125
	8.13% March 15, 2019
455,000	Neiman Marcus Group Inc	420,875
	7.13% June 1, 2028
425,000	Penske Automotive Group Inc	433,500
	7.75% December 15, 2016
65,000	Petco Animal Supplies Inc * ~	69,062
	9.25% December 1, 2018
250,000	QVC Inc *	265,000
	7.50% October 1, 2019
80,000	QVC Inc *	84,200
	7.38% October 15, 2020
60,000	Rite Aid Corp †	66,000
	10.25% October 15, 2019
30,000	Rite Aid Corp †	32,325
	8.00% August 15, 2020
370,000	Rite Aid Corp †	367,225
	7.50% March 1, 2017
55,000	Rite Aid Corp	50,188
	9.50% June 15, 2017
85,000	Sears Holdings Corp *	78,837
	6.63% October 15, 2018
25,000	Toys R Us Delaware Inc *	25,250
	7.38% September 1, 2016
245,000	Toys R Us Property Co I LLC	272,563
	10.75% July 15, 2017
250,000	Toys R Us Property Co II LLC	261,250
	8.50% December 1, 2017
		$4,471,394

Savings & Loans --- 0.62%
190,000	Provident Funding Associates LP * ~	192,850
	10.13% February 15, 2019
160,000	Provident Funding Associates LP * ~	175,200
	10.25% April 15, 2017
345,000	Residential Capital LLC	342,413
	9.63% May 15, 2015
		$710,463

Specialized Services ---3.40%
105,000	Bumble Bee Acquisition Corp * ~	105,525
	9.00% December 15, 2017
120,000	Capital One Capital IV ‡	121,650
	6.75% February 17, 2037
100,000	CDRT Merger Sub Inc *	100,000
	8.13% June 1, 2019
180,000	Celanese US Holdings LLC	184,050
	5.88% June 15, 2021
50,000	Celanese US Holdings LLC	52,750
	6.63% October 15, 2018
105,000	CKE Holdings Inc *	101,062
	10.50% March 14, 2016
165,000	Corrections Corp of America	179,644
	7.75% June 1, 2017
35,000	Fidelity National Information Services Inc	37,144
	7.88% July 15, 2020
70,000	Fidelity National Information Services Inc	74,288
	7.63% July 15, 2017
470,000	First Data Corp * ~	502,900
	12.63% January 15, 2021
100,000	First Data Corp *	100,750
	7.38% June 15, 2019
268,807	First Data Corp †	278,888
	10.55% September 24, 2015
345,000	First Data Corp †	339,825
	11.25% March 31, 2016
245,000	Lender Processing Services Inc	238,875
	8.13% July 1, 2016
100,000	Lyondell Chemical Co *	111,250
	8.00% November 1, 2017
135,000	Nexeo Solutions LLC * ~	136,687
	8.38% March 1, 2018
175,000	RSC Equipment Rental Inc	174,125
	8.25% February 1, 2021
295,000	Sabre Holdings Corp	259,600
	8.35% March 15, 2016
290,000	Service Corp International	276,950
	7.50% April 1, 2027
50,000	Service Corp International	52,625
	7.00% May 15, 2019
20,000	Smurfit Kappa Funding PLC	22,546
	7.75% April 1, 2015
150,000	Stewart Enterprises Inc *	149,812
	6.50% April 15, 2019
60,696	Trico Shipping AS * ~	45,826
	13.88% November 1, 2014

150,000	Unisys Corp	164,250
	12.50% January 15, 2016
65,000	Virgin Media Finance PLC	73,450
	9.50% August 15, 2016
		$3,884,472

Telephone & Telecommunications --- 9.58%
180,000	Avaya Inc *	174,150
	7.00% April 1, 2019
305,000	Avaya Inc	311,100
	9.75% November 1, 2015
395,000	Cincinnati Bell Inc †	375,250
	8.75% March 15, 2018
128,000	Clearwire Communications LLC * ~	113,600
	8.25% December 1, 2040
550,000	Clearwire Communications LLC *	588,400
	12.00% December 1, 2015
110,000	CommScope Inc *	113,300
	8.25% January 15, 2019
400,000	Cricket Communications Inc	392,000
	7.75% October 15, 2020
170,000	Cricket Communications Inc	180,200
	7.75% May 15, 2016
75,000	Crown Castle International Corp	78,937
	7.13% November 1, 2019
100,000	Digicel Group Ltd *	112,000
	10.50% April 15, 2018
200,000	Digicel Ltd *	207,500
	8.25% September 1, 2017
265,000	EH Holding Corp *	270,300
	7.63% June 15, 2021
145,000	EH Holding Corp *	147,538
	6.50% June 15, 2019
180,000	Frontier Communications Corp	195,750
	8.25% April 15, 2017
65,000	Frontier Communications Corp	71,419
	8.25% May 1, 2014
105,000	Frontier Communications Corp	114,450
	8.50% April 15, 2020
235,000	Intelsat Jackson Holdings SA *	233,531
	7.50% April 1, 2021
150,000	Intelsat Luxembourg SA * ~	161,250
	11.50% February 4, 2017
1,305,312	Intelsat Luxembourg SA	1,403,210
	11.50% February 4, 2017
245,000	Intelsat Luxembourg SA	263,069
	11.25% February 4, 2017
248,000	Level 3 Financing Inc	255,130
	9.25% November 1, 2014
135,000	Level 3 Financing Inc *	139,050
	9.38% April 1, 2019
220,000	MetroPCS Wireless Inc	217,800
	6.63% November 15, 2020
315,000	MetroPCS Wireless Inc	333,506
	7.88% September 1, 2018
65,000	Nextel Communications Inc	65,000
	7.38% August 1, 2015

170,000	NII Capital Corp	177,650
	7.63% April 1, 2021
110,000	NII Capital Corp	127,600
	10.00% August 15, 2016
455,000	PAETEC Holding Corp *	471,494
	9.88% December 1, 2018
60,000	PAETEC Holding Corp	63,000
	8.88% June 30, 2017
90,000	Qwest Communications International Inc	91,350
	7.50% February 15, 2014
35,000	Qwest Corp	41,300
	8.38% May 1, 2016
170,000	SBA Telecommunications Inc	181,900
	8.25% August 15, 2019
115,000	SBA Telecommunications Inc	122,331
	8.00% August 15, 2016
195,000	Sprint Capital Corp	184,762
	6.88% November 15, 2028
160,000	Sprint Capital Corp	173,200
	8.75% March 15, 2032
110,000	Sprint Nextel Corp	109,863
	6.00% December 1, 2016
750,000	Sprint Nextel Corp †	824,063
	8.38% August 15, 2017
335,000	Syniverse Holdings Inc *	348,400
	9.13% January 15, 2019
95,000	Virgin Media Inc	169,931
	6.50% November 15, 2016
115,000	West Corp * ~	111,550
	7.88% January 15, 2019
170,000	West Corp *	171,700
	8.63% October 1, 2018
90,000	Wind Acquisition Finance SA * ~	93,600
	7.25% February 15, 2018
95,000	Wind Acquisition Finance SA *	107,588
	11.75% July 15, 2017
313,708	Wind Acquisition Holdings Finance SA * ~	361,548
	12.25% July 15, 2017
150,000	Windstream Corp †	156,750
	7.75% October 1, 2021
35,000	Windstream Corp †	37,100
	8.13% September 1, 2018
285,000	Windstream Corp	302,456
	7.88% November 1, 2017
		$10,946,576

Textiles --- 0.31%
85,000	Hanesbrands Inc	82,450
	6.38% December 15, 2020
200,000	Hanesbrands Inc	213,500
	8.00% December 15, 2016
55,000	Levi Strauss & Co †	57,063
	8.88% April 1, 2016
		$353,013

Transportation --- 0.99%
185,000	Avis Budget Car Rental LLC	197,488
	9.63% March 15, 2018

50,000	Avis Budget Car Rental LLC	50,875
	7.75% May 15, 2016
165,000	Hertz Corp *	169,950
	7.50% October 15, 2018
3,000	Hertz Corp †	3,075
	8.88% January 1, 2014
110,000	Hertz Holdings Netherlands BV *	169,088
	8.50% July 31, 2015
310,000	Swift Services Holdings Inc	328,212
	10.00% November 15, 2018
230,000	Western Express Inc * ~	217,350
	12.50% April 15, 2015
		$ 1,136,038

TOTAL BONDS --- 87.65% (Cost $99,936,036)		$100,202,249

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 0.13%
1,725	L-3 Communications Holdings Inc	150,851
		$150,851

Auto Parts & Equipment --- 0.14%
2,625	TRW Automotive Holdings Corp ††	154,954
		$154,954

Automobiles --- 0.15%
5,510	General Motors Co ††	167,284
		$167,284

Broadcast/Media --- 0.11%
9,795	Interpublic Group of Cos Inc	122,438
		$122,438

Chemicals --- 0.10%
2,954	LyondellBasell Industries NV Class A	113,788
		$113,788

Financial Services --- 0.05%
1,261	CIT Group Inc ††	55,812
		$55,812

Gold, Metals & Mining --- 0.25%
15,013	Fortescue Metals Group Ltd ^	103,011
3,500	Freeport-McMoRan Copper & Gold Inc	185,150
		$288,161

Health Care Related --- 0.04%
13,266	Alliance HealthCare Services Inc ††	50,411
		$50,411

Household Goods --- 0.26%
3,315	Jarden Corp	114,400
29,822	Sealy Corp † ††	75,450
3,533	Spectrum Brands Holdings Inc † ††	113,056

		$302,906

Machinery --- 0.09%
3,535	Terex Corp ††	100,571
		$100,571

Oil & Gas --- 0.71%
2,495	Alpha Natural Resources Inc ††	113,373
2,505	Consol Energy Inc	121,442
6,921	Kinder Morgan Inc †	198,840
5,590	Petrohawk Energy Corp ††	137,905
7,895	Quicksilver Resources Inc † ††	116,530
1,149	Stallion Oilfield Holdings Ltd ††	43,088
42,745	Vantage Drilling Co ††	77,796
		$808,974

Paper & Forest Products --- 0.01%
6,308	Verso Paper Corp ††	16,905
		$16,905

Real Estate --- 0.08%
16,355	FelCor Lodging Trust Inc REIT ††	87,172
		$87,172

Telephone & Telecommunications --- 0.31%
53,120	Cincinnati Bell Inc ††	176,358
4,170	NII Holdings Inc ††	176,725
		$353,083

Transportation --- 0.07%
4,795	Avis Budget Group Inc ††	81,947
		$81,947

TOTAL COMMON STOCK --- 2.50% (Cost $2,629,093)		$2,855,257

PREFERRED STOCK

Shares		Value ($)

Agency --- 0.02%
13,425	Fannie Mae Series S	28,864
		$28,864

Automobiles --- 0.11%
2,532	General Motors Co	123,277
		$123,277

Banks --- 0.27%
12,145	GMAC Capital Trust I	310,912
		$310,912

Broadcast/Media --- 0.00%
9,422	CMP Susquehanna Radio Holdings Corp * †† ~ §§	0
		$0

Electric Companies --- 0.15%
3,090	PPL Corp	172,267
		$172,267

Financial Services --- 0.16%
196	GMAC Inc * ~	184,203
		$184,203

Insurance Related --- 0.45%
6,093	Hartford Financial Services Group Inc †	156,323
2,470	MetLife Inc	203,602
5,235	XL Group PLC	155,794
		$515,719

Miscellaneous --- 0.14%
2,565	Nielsen Holdings NV	157,908
		$157,908

Oil & Gas --- 0.17%
2,981	Apache Corp	196,560
		$196,560

Real Estate --- 0.34%
8,109	Entertainment Properties Trust	161,419
4,312	Health Care Inc REIT	227,458
		$388,877

Specialized Services --- 0.12%
1,698	Unisys Corp	131,383
		$131,383

Telephone & Telecommunications --- 0.26%
2,220	Crown Castle International Corp	130,980
173	Lucent Technologies Capital Trust 1	169,756
		$300,736

TOTAL PREFERRED STOCK --- 2.19% (Cost $2,681,241)		$2,510,706

STOCK WARRANTS

Shares		Value ($)

Automobiles --- 0.03%
937	General Motors Co ††	14,926
937	General Motors Co ††	20,052
		$34,978

Broadcast/Media --- 0.01%
696	Charter Communications Inc Class A ††	8,004
10,767	CMP Susquehanna Radio Holdings Corp * †† ~ ^ §§	0
		$8,004

Oil & Gas --- 0.00%
1	Turbo Cayman Ltd †† ^ §§	0
		$0

Restaurants --- 0.00%
507	Buffets Restaurants Holdings Inc †† ^ §§	0
		$0

TOTAL STOCK WARRANTS --- 0.04% (Cost $352,300)		$42,982

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,199,908	Undivided interest of 4.22% in a repurchase agreement (Principal Amount/Value $28,419,706 with a maturity value of $28,419,730) with HSBC Securities (USA) Inc, 0.03%, dated 6/30/11, to be repurchased at $1,199,908 on 7/1/11, collateralized by Fannie Mae, 3.00% - 11.50%, 1/1/13 - 9/1/48, with a value of $28,988,207.	1,199,908

1,199,908	Undivided interest of 2.95% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $1,199,908 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	1,199,908

1,199,908	Undivided interest of 4.14% in a repurchase agreement (Principal Amount/Value $29,000,000 with a maturity value of $29,000,024) with Goldman Sachs & Co, 0.03%, dated 6/30/11, to be repurchased at $1,199,908 on 7/1/11, collateralized by Fannie Mae, 4.89% - 5.00%, 4/1/12 - 12/1/36, with a value of $29,580,000.	1,199,908

1,399,893	Undivided interest of 3.41% in a repurchase agreement (Principal Amount/Value $41,071,547 with a maturity value of $41,071,558) with Barclays Capital Inc, 0.01%, dated 6/30/11, to be repurchased at $1,399,893 on 7/1/11, collateralized by U.S. Treasury, 1.50%, 6/3016, with a value of $41,892,982.	1,399,893

951,321	Undivided interest of 2.64% in a repurchase agreement (Principal Amount/Value $36,097,850 with a maturity value of $36,097,855) with BNP Paribas Securities Corp, 0.005%, dated 6/30/11, to be repurchased at $951,321 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 4.88%, 7/31/11 - 5/15/21, with a value of $36,819,810.	951,321

TOTAL SECURITIES LENDING COLLATERAL --- 5.20% (Cost $5,950,938)		$5,950,938

TOTAL INVESTMENTS --- 97.58% (Cost $111,549,608)		$111,562,132

OTHER ASSETS & LIABILITIES --- 2.42%		$2,762,274

TOTAL NET ASSETS --- 100%		$114,324,406

Legend

*	Restricted security; at June 30, 2011, the aggregate cost and market value of restricted securities was $35,559,648 and $35,801,492, respectively, representing 31.32% of net assets.
~	Illiquid security; at June 30, 2011, the aggregate cost and market value of illiquid securities was $13,383,874 and $13,431,350, respectively, representing 11.75% of net assets.
†	A portion or all of the security is on loan at June 30, 2011.

‡	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2011.
§	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
**	Security in default on interest payments during the last 12 months. At June 30, 2011, the aggregate market value of the securities was $189, representing 0.00% of net assets.
@	Security in bankruptcy at June 30, 2011.
§§	Security has no market value at June 30, 2011.
‡‡	Security in default, some interest payments received during the last 12 months. At June 30, 2011, the aggregate market value of the securities was $142,984, representing 0.13% of net assets.
^

Security is fair valued under procedures adopted by the Board of Directors. At June 30, 2011, the aggregate market value of securities trading outside the U.S. was $103,011, representing 0.09% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

††	Non-income Producing Security
REIT	Real Estate Investment Trust

At June 30, 2011, the Portfolio held the following outstanding credit default swaps:

Counterparty	Reference Obligation	Fixed Deal Receive Rate	Implied Credit Spread	Notional Value	Market Value	Upfront Premiums Paid	Expiration Date	Unrealized Depreciation

JP Morgan Securities Inc	Credit Default Swap North American High Yield 16	5.00%	5.00%	$3,000,000	$47,465	$71,667	June 2016	$24,973

As of June 30, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)
CAD	WES	37,700	USD	38,170	August 2011	872
EUR	HSB	5,200	USD	7,494	August 2011	38
EUR	JPM	19,000	USD	27,035	August 2011	485
EUR	UBS	188,200	USD	267,891	August 2011	4,711
EUR	WES	10,700	USD	15,226	August 2011	273
EUR	BA	111,100	USD	157,864	August 2011	3,061
USD	BA	35,441	CAD	35,000	August 2011	(805)
USD	CGM	425,636	EUR	299,200	August 2011	(7,746)
USD	DB	219,957	EUR	154,600	August 2011	(3,976)
USD	CS	26,608	EUR	18,700	August 2011	(478)
USD	GS	234,355	EUR	164,700	August 2011	(4,208)
USD	HSB	123,535	EUR	86,800	August 2011	(2,193)
USD	SSB	49,792	EUR	35,000	August 2011	(905)
USD	WES	105,616	AUD	101,600	August 2011	(2,658)

					Net Depreciation	$(13,529)

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro Dollar
CAD	Canadian Dollar
USD	US Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
CGM	Citigroup Global Markets
DB	Deutsche Bank
CS	Credit Suisse Group AG
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
SSB	State Street Bank & Trust
UBS	UBS AG
WES	Westpac

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Putnam High Yield Bond Portfolio

ASSETS:
Investments in securities, market value (including $5,815,101 of securities on loan)(a)	$111,562,132
Cash	6,758,927
Cash denominated in foreign currencies(b)	158,684
Interest receivable	1,971,049
Subscriptions receivable	132,342
Receivable for investments sold	241,161
Credit default swaps	47,465
Unrealized appreciation on forward foreign currency contracts	9,441

Total Assets	120,881,201

LIABILITIES:
Payable to investment adviser	102,214
Payable upon return of securities loaned	5,950,938
Redemptions payable	11,095
Payable for investments purchased	469,578
Unrealized depreciation on forward foreign currency contracts	22,970

Total Liabilities	6,556,795

NET ASSETS	$114,324,406

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,409,207
Paid-in capital in excess of par	134,707,232
Net unrealized depreciation on investments, credit default swaps, forward foreign currency contracts and foreign currency translations	(16,228)
Undistributed net investment income	534,963
Accumulated net realized (loss) on investments, credit default swaps, forward foreign currency contracts and foreign currency transactions	(22,310,768)

TOTAL NET ASSETS	$114,324,406

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	14,092,073

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.11

(a) Cost of investments in securities	$111,549,608
(b) Cost of cash denominated in foreign currencies	$158,637

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim Putnam High Yield Bond Portfolio

INVESTMENT INCOME:
Interest	$3,971,436
Income from securities lending	20,424
Dividends	60,463
Foreign withholding tax	(114)

Total Income	4,052,209

EXPENSES:
Management fees	570,276

Total Expenses	570,276

NET INVESTMENT INCOME	3,481,933

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	10,251
Net realized gain on credit default swaps	2,939
Net realized loss on forward foreign currency contracts	(63,386)
Change in net unrealized appreciation on investments and foreign currency translations	207,769
Change in net unrealized depreciation on credit default swaps	(24,973)
Change in net unrealized appreciation on forward foreign currency contracts	13,963

Net Realized and Unrealized Gain on Investments, Credit Default Swaps, Forward Foreign Currency Contracts and Foreign Currency	146,563

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,628,496

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Putnam High Yield Bond Portfolio

OPERATIONS:
Net investment income	$3,481,933	$5,006,519
Net realized gain on investments and foreign currency transactions	10,251	1,677,797
Net realized gain on credit default swaps	2,939	–
Net realized gain (loss) on forward foreign currency contracts	(63,386)	191,963
Change in net unrealized appreciation on investments and foreign currency translations	207,769	1,738,877
Change in unrealized appreciation (depreciation) on credit default swaps	(24,973)	9,703
Change in unrealized appreciation (depreciation) on forward foreign currency contracts	13,963	(93,646)

Net Increase in Net Assets Resulting from Operations	3,628,496	8,531,213

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,011,034)	(5,146,351)

Total Distributions	(3,011,034)	(5,146,351)

CAPITAL SHARE TRANSACTIONS:
Shares sold	42,609,886	64,274,292
Shares issued in reinvestment of distributions	3,011,034	5,146,351
Shares redeemed	(15,468,731)	(67,629,833)

Net Increase in Net Assets Resulting from Capital Share Transactions	30,152,189	1,790,810

Total Increase in Net Assets	30,769,651	5,175,672

NET ASSETS:
Beginning of period	83,554,755	78,379,083

End of period (a)	$114,324,406	$83,554,755

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	5,186,752	8,123,323
Shares issued in reinvestment of distributions	371,274	664,889
Shares redeemed	(1,895,850)	(8,683,264)

Net Increase	3,662,176	104,948

(a) Including undistributed net investment income:	$534,963	$64,065

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Putnam High Yield Bond Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$8.01		$7.59	$5.55	$9.59	$10.34	$10.05

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.25		0.59	0.75	1.11	0.76	0.70
Net realized and unrealized gain (loss)	0.07		0.42	2.03	(4.03)	(0.72)	0.29

Total Income (Loss) From Investment Operations	0.32		1.01	2.78	(2.92)	0.04	0.99

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.59)	(0.74)	(1.12)	(0.75)	(0.70)
From net realized gains	–		–	–	–	(0.04)	–

Total Distributions	(0.22)		(0.59)	(0.74)	(1.12)	(0.79)	(0.70)

NET ASSET VALUE, END OF PERIOD	$8.11		$8.01	$7.59	$5.55	$9.59	$10.34

TOTAL RETURN(a)	4.02%	(b)	13.80%	51.21%	(32.37%)	0.19%	10.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$114,324		$83,555	$78,379	$64,458	$174,392	$162,285
Ratio of expenses to average net assets	1.10%	(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	6.70%	(c)	7.82%	10.28%	9.59%	7.50%	6.86%
Portfolio turnover rate	38%	(b)	120%	142%	83%	74%	81%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

33

MAXIM SERIES FUND, INC.

Maxim Putnam High Yield Bond Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Putnam High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective August 3, 2009, the Maxim High Yield Portfolio’s name changed to Maxim Putnam High Yield Bond Portfolio. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on August 26, 2011.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Stock Warrants	Close price, bids, evaluated bids

Swaps	Reported trades, credit spreads, recovery rates, restructuring, net present value of cashflows and news sources.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the Portfolio.

Description*	Level 1		Level 2			Level 3		Total
Assets	$		$			$		$
Fixed Income:
Corporate Bonds and Notes		-		100,156,423			45,826		100,202,249
Equity Investments:
Domestic Common Stock		2,595,370		43,088			-		2,638,458
Foreign Common Stock		113,788		103,011	**		-		216,799
Preferred Stock		670,308		1,840,398			-		2,510,706
Derivative Investments:
Forward Foreign Currency Contracts		-		9,441			-		9,441
Swaps		-		47,465			-		47,465
Stock Warrants		42,982		-			-		42,982
Securities Lending Collateral		-		5,950,938			-		5,950,938

Total Assets		$3,422,448		$108,150,764			$45,826		$111,619,038

Liabilities
Derivative Investments:
Forward Foreign Currency Contracts		-		22,970			-		22,970

Total Liabilities		$0		$22,970			$0		$22,970

Total		$3,422,448		$108,127,794			$0		$111,596,068

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

** Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $103,011 of investments securities were classified as a Level 2 instead of Level 1.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2011:

Description	Corporate Bonds and Notes
Beginning Balance, January 1, 2011	$0
Total realized gain (loss)	-
Total unrealized gain (loss) relating to instruments not held at reporting date	-
Total unrealized gain (loss) relating to instruments still held at reporting date	-
Purchases	-
Sales	-
Amortization	-
Transfers into Level 3(a)	45,826
Transfers (out of) Level 3	-

Ending Balance, June 30, 2011	$45,826

(a) Transfers into Level 3 are due primarily to decreased (increased) observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of investment securities at value on the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on investment securities at value in addition to realized gain/loss recorded upon the termination of swap contracts on the Statement of Operations.

In a credit default swap, the Portfolio provides credit protection on the referenced obligation of the credit default swap. A sale in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to sell to the counterparty at the notional amount and deliver the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract. During the term of the swap agreement, the Portfolio receives semi annual fixed payments from the respective counterparty.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $70,601,681 and $36,661,204, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $111,581,061. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,585,779 and gross depreciation of securities in which there was an excess of tax cost over value of $3,604,708 resulting in net depreciation of $18,929.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into currency forward contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

The Portfolio enters into credit default contracts to gain exposure on individual names and/or baskets of securities. The Portfolio operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. As a seller of credit protection, if a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index. The value of the referenced obligation delivered by the Portfolio coupled with periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Valuation of derivative instruments as of June 30, 2011 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$9,441	Unrealized depreciation on forward foreign currency contracts	$22,970

Credit Default Swaps	Credit Default Swaps	$47,465

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Forward Foreign Currency Contracts	Net realized loss on forward foreign currency contracts	($63,386)	Change in net unrealized appreciation on forward foreign currency contracts	$13,963
Credit Default Swaps	Net realized gain on credit default swaps	$2,939	Change in net unrealized depreciation on credit default swaps	($24,973)

The notional value of open currency forward contracts held at June 30, 2011, is representative of the activity during the period.

The notional value of open swaps as of June 30, 2011 is higher than the average outstanding during the period. As of June 30, 2011 the Portfolio held a notional value of $3,000,000. The average notional value outstanding during the period was $2,000,000.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $5,815,101 and received collateral of $5,950,938 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION	OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011